Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 5,640	$ 5,248
Impairment of other real estate owned	2,774	2,734
Goodwill	2,483	2,831
Deferred taxes on pension	997	1,380
Nonaccrual loan interest	940	1,033
Core deposit intangible	904	883
Pension	450	276
Deferred compensation	36	27
Other	449	549
Total deferred tax assets	14,673	14,961
Deferred tax liabilities:
Available-for-sale securities	2,088	2,177
Premises and equipment	958	960
Mortgage servicing rights	908	791
Assets held for sale	110	109
FHLB stock dividend	100	100
Other	1	2
Total deferred tax liabilities	4,165	4,139
Net deferred tax asset	$ 10,508	$ 10,822